Receivables and Related Allowances - Schedule of Allowance for Uncollectibles (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ 3,182	$ 3,194	$ 3,953
Additions charged to expense	2,471	2,678	2,646
Accounts written off, less recoveries	(3,149)	(2,690)	(3,405)
Ending Balance	$ 2,504	$ 3,182	$ 3,194